Annual Total Returns (Bar Chart) (Invesco Moderately Conservative Allocation Fund, Class Institutional, Invesco Moderately Conservative Allocation Fund)	12 Months Ended
May 02, 2011
Invesco Moderately Conservative Allocation Fund | Class Institutional, Invesco Moderately Conservative Allocation Fund
Annual Total Returns
'06	8.41%
'07	6.51%
'08	(20.87%)
'09	17.48%
'10	9.57%